SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Advertising expense	$ 317.2	$ 395.9	$ 463.4